INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2019	2018	2017
USA	52%	52%	52%
Japan	29	34	32
Asia *	15	10	12
Europe	4	4	4
Total	100%	100%	100%
* Represents revenues from individual countries of less than 10% each.
Schedule of Long-Lived Assets by Geographic Area
Substantially all of Tower’s long-lived assets are located in Israel, substantially all of Jazz’s and TJT’s long-lived assets are located in the United States and substantially all of TPSCo’s long-lived assets are located in Japan.

	As of December 31,
	2019	2018
Israel	$219,479	$215,419
United States	248,453	239,462
Japan	214,007	202,353
Total	$681,939	$657,234

Schedule of Revenues of Major Customers
	Year ended December 31,
	2019	2018	2017
Customer A	27%	33%	30%
Customer B	5	7	12
Other customers *	27	16	15

*
Represents aggregated revenue to four customers accounted between 5% and 9% of revenue during 2019, to two customers accounted for 7% and 9% of revenue during 2018, and to two customers accounted for 7% and 8% of revenue during 2017.